Marketable Securities - Schedule of Company Acquired Equity Securities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Marketable Securities [Abstract]
Cost	$ 24,757	$ 25,772
Market value	$ 25,175	$ 23,026